Vanguard PRIMECAP Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)
Communication Services (7.1%)
*	Alphabet Inc. Class A	783,287	1,372,820
*	Baidu Inc. ADR	5,223,945	1,129,626
*	Alphabet Inc. Class C	534,661	936,662
*	Walt Disney Co.	2,955,125	535,410
	Activision Blizzard Inc.	4,650,000	431,752
*	Facebook Inc. Class A	667,400	182,307
*	Charter Communications Inc. Class A	251,000	166,049
*	T-Mobile US Inc.	360,800	48,654
*	Live Nation Entertainment Inc.	550,340	40,439
	Comcast Corp. Class A	524,569	27,487
*	Altice USA Inc. Class A	703,700	26,649
			4,897,855
Consumer Discretionary (13.9%)
*	Tesla Inc.	2,755,900	1,944,756
*	Alibaba Group Holding Ltd. ADR	7,668,276	1,784,638
	Sony Corp. ADR	14,935,532	1,509,982
	Ross Stores Inc.	7,414,200	910,538
*	Amazon.com Inc.	257,460	838,529
1	Whirlpool Corp.	3,564,872	643,424
	TJX Cos. Inc.	8,663,900	591,658
*,1 Mattel Inc.		27,538,838	480,553
	L Brands Inc.	7,543,714	280,551
	Carnival Corp.	6,548,565	141,842
	Royal Caribbean Cruises Ltd.	1,837,147	137,217
	Marriott International Inc. Class A	556,710	73,441
	eBay Inc.	1,320,000	66,330
*	Burlington Stores Inc.	248,000	64,864
	Restaurant Brands International Inc.	808,900	49,432
	Hilton Worldwide Holdings Inc.	423,766	47,148
	Las Vegas Sands Corp.	712,300	42,453
	McDonald's Corp.	120,900	25,943
	MGM Resorts International	553,400	17,438
*	Dollar Tree Inc.	62,000	6,698
*	Ulta Beauty Inc.	21,000	6,030
*	AutoZone Inc.	4,950	5,868
			9,669,333
Consumer Staples (0.0%)
	Mowi ASA	480,000	10,717
	Constellation Brands Inc. Class A	38,700	8,477
	Altria Group Inc.	101,200	4,149
	Philip Morris International Inc.	43,300	3,585
	Kroger Co.	96,100	3,052
			29,980

Energy (1.0%)
	Hess Corp.	5,254,800	277,401
	Pioneer Natural Resources Co.	2,141,300	243,873
	EOG Resources Inc.	1,789,100	89,222
*,^	Transocean Ltd.	11,980,473	27,675
	Chevron Corp.	186,760	15,772
	Schlumberger Ltd.	75,200	1,641
			655,584
Financials (6.8%)
	JPMorgan Chase & Co.	8,621,775	1,095,569
	Wells Fargo & Co.	29,723,527	897,056
	Charles Schwab Corp.	16,564,116	878,561
	Bank of America Corp.	23,008,632	697,392
	Marsh & McLennan Cos. Inc.	5,143,515	601,791
	US Bancorp	3,747,300	174,587
	Progressive Corp.	1,344,000	132,895
	Citigroup Inc.	2,047,300	126,236
	Morgan Stanley	625,000	42,831
	Goldman Sachs Group Inc.	152,000	40,084
	Discover Financial Services	290,125	26,265
	CME Group Inc.	65,068	11,845
			4,725,112
Health Care (24.7%)
	Eli Lilly and Co.	20,468,308	3,455,869
	Amgen Inc.	9,968,355	2,291,924
*,1 Biogen Inc.		9,115,809	2,232,097
	AstraZeneca plc ADR	27,042,568	1,351,858
	Novartis AG ADR	12,633,125	1,192,946
	Thermo Fisher Scientific Inc.	2,544,464	1,185,160
*	Boston Scientific Corp.	27,704,544	995,978
	Roche Holding AG	2,216,824	772,117
	Bristol-Myers Squibb Co.	8,986,113	557,409
*	BioMarin Pharmaceutical Inc.	6,274,839	550,241
*	Elanco Animal Health Inc.	15,118,219	463,676
	Abbott Laboratories	3,486,695	381,758
*	BeiGene Ltd. ADR	1,081,340	279,407
	Medtronic plc	1,835,000	214,952
	Zimmer Biomet Holdings Inc.	1,360,730	209,675
2	Siemens Healthineers AG	3,510,072	180,634
	CVS Health Corp.	2,410,000	164,603
*	Alcon Inc.	2,394,012	157,957
	Merck & Co. Inc.	1,433,100	117,228
	Stryker Corp.	410,500	100,589
	Agilent Technologies Inc.	827,716	98,076
*	Edwards Lifesciences Corp.	607,500	55,422
	Sanofi ADR	969,000	47,084
*	IQVIA Holdings Inc.	221,024	39,601
	GlaxoSmithKline plc ADR	548,000	20,166
*	Waters Corp.	27,030	6,688
	UnitedHealth Group Inc.	5,735	2,011
			17,125,126
Industrials (15.4%)
	FedEx Corp.	8,934,006	2,319,447
1	Southwest Airlines Co.	32,955,856	1,536,073
	Siemens AG	9,325,939	1,343,377
*	Airbus SE	8,868,483	973,271

	Caterpillar Inc.	3,640,868	662,711
*	United Airlines Holdings Inc.	13,789,603	596,400
	Union Pacific Corp.	2,653,300	552,470
	Delta Air Lines Inc.	9,971,500	400,954
^	American Airlines Group Inc.	23,714,313	373,975
	United Parcel Service Inc. Class B	2,041,470	343,784
	Alaska Air Group Inc.	4,320,200	224,650
*	TransDigm Group Inc.	343,916	212,832
	Textron Inc.	3,769,200	182,166
	CSX Corp.	1,319,700	119,763
	Deere & Co.	400,000	107,620
	AMETEK Inc.	864,750	104,583
	Raytheon Technologies Corp.	1,270,000	90,818
	Carrier Global Corp.	2,311,300	87,182
	General Dynamics Corp.	568,830	84,653
*	Lyft Inc. Class A	1,481,130	72,768
	Otis Worldwide Corp.	806,150	54,455
	Honeywell International Inc.	240,000	51,048
*	Siemens Energy AG	1,300,000	47,999
	L3Harris Technologies Inc.	240,000	45,365
	Rockwell Automation Inc.	178,280	44,714
	Pentair plc	587,000	31,164
*	Ryanair Holdings plc ADR	250,000	27,495
	nVent Electric plc	887,900	20,679
*	Uber Technologies Inc.	24,200	1,234
			10,713,650
Information Technology (29.5%)
*	Adobe Inc.	5,976,557	2,988,996
	Microsoft Corp.	12,672,818	2,818,688
	Texas Instruments Inc.	15,185,872	2,492,457
*	Micron Technology Inc.	28,471,874	2,140,515
	KLA Corp.	5,100,460	1,320,560
	Intel Corp.	20,555,097	1,024,055
	QUALCOMM Inc.	5,982,406	911,360
	Telefonaktiebolaget LM Ericsson ADR	70,373,826	840,967
1	NetApp Inc.	12,502,241	828,148
	Intuit Inc.	1,706,750	648,309
	NVIDIA Corp.	1,230,000	642,306
	HP Inc.	18,907,716	464,941
	Oracle Corp.	6,789,900	439,239
	Analog Devices Inc.	2,765,900	408,606
	Hewlett Packard Enterprise Co.	33,530,596	397,338
	Visa Inc. Class A	1,626,200	355,699
	Apple Inc.	1,900,000	252,111
*	PayPal Holdings Inc.	1,031,480	241,573
	Cisco Systems Inc.	5,392,379	241,309
	Entegris Inc.	2,271,422	218,284
	Corning Inc.	4,927,000	177,372
	Applied Materials Inc.	1,467,700	126,662
1	Plantronics Inc.	3,645,100	98,527
*	Autodesk Inc.	264,200	80,671
	Mastercard Inc. Class A	214,900	76,706
*,^	BlackBerry Ltd.	10,427,400	69,134
*	RingCentral Inc. Class A	133,950	50,763
*	Palo Alto Networks Inc.	112,900	40,123
*	Keysight Technologies Inc.	264,000	34,872
	Western Digital Corp.	550,000	30,464

*	Dell Technologies Inc.		276,000	20,228
*	Rambus Inc.		534,697	9,336
*	Infineon Technologies AG ADR		75,000	2,891
*,^	Nokia Oyj ADR		300,000	1,173
*	Okta Inc.		3,500	890
*	Arista Networks Inc.		1,500	436
				20,495,709
	Materials (1.1%)
	Albemarle Corp.		2,424,635	357,682
	Dow Inc.		1,848,817	102,610
	DuPont de Nemours Inc.		1,427,216	101,489
	Linde plc		289,200	76,207
	Freeport-McMoRan Inc.		2,101,000	54,668
	Corteva Inc.		1,373,416	53,179
				745,835
	Real Estate (0.0%)
	Alexandria Real Estate Equities Inc.		80,000	14,258
	Healthpeak Properties Inc.		140,000	4,232
				18,490
	Total Common Stocks (Cost $25,879,875)			69,076,674
		Coupon
	Temporary Cash Investment (1.7%)
	Money Market Fund (1.7%)
3,4	Vanguard Market Liquidity Fund (Cost $1,210,183)	0.111%	12,104,597	1,210,460
	Total Investments (101.2%) (Cost $27,090,058)			70,287,134
	Other Assets and Liabilities -Net (-1.2%)			(836,969)
	Net Assets (100%)			69,450,165
	Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $241,285,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securitie s of such company.
2 Securities exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the value of these securities were 180,634,000, representing 0.3% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $262,312,000 was received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at t he latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset

PRIMECAP Fund

value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	65,748,559	3,328,115	—	69,076,674
Temporary Cash Investments	1,210,460	—	—	1,210,460
Total	66,959,019	3,328,115	—	70,287,134

PRIMECAP Fund

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions

	Sept. 30, 2020		Proceeds from		Change in		Capital Gain	Dec. 31, 2020
	Market	Purchases	Securities	Realized Net	Unrealized		Distributions	Market
	Value	at Cost	Sold	Gain (Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	1,421,884	NA1	NA1	125	(125)	267	—	1,210,460
Biogen Inc.	2,586,564	16,890	18,047	1,311	(354,621)	—	—	2,232,097
Mattel Inc.	314,153	12,815	2,642	(21)	156,248	—	—	480,553
NetApp Inc.	554,573	—	7,074	1,411	279,238	6,049	—	828,148
Plantronics Inc.	43,480	—	343	(809)	56,199	—	—	98,527
Southwest Airlines Co.	1,283,631	—	53,710	17,393	288,759	—	—	1,536,073
Whirlpool Corp.	727,169	—	77,450	11,686	(17,981)	4,469	—	643,424
Total	6,931,454			31,096	407,717	10,785	—	7,029,282

1 Not applicable—purchases and sales are for temporary cash investment purposes.